Other Income and Expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Expense [Text Block]
Note 7 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Operations:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Williams Partners
Loss on sale of Canadian operations (Note 3)	$34	$—	$—
Amortization of regulatory assets associated with asset retirement obligations	33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	25	20	14
Project development costs related to Constitution (Note 4)	28	—	—
Net foreign currency exchange (gains) losses (1)	10	(10)	(3)
Contingency gain settlement (2)	—	—	(154)
Net gain related to partial acreage dedication release	—	—	(12)
Gain on asset retirement	(11)	—	—
Loss related to sale of certain assets	—	—	10
Other
Loss on sale of Canadian operations (Note 3)	32	—	—
Gain on sale of unused pipe	(10)	—	—

________________

(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 3 – Divestiture).

(2)
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.

ACMP Acquisition, Merger, and Transition
Certain ACMP acquisition, merger, and transition costs included in the Consolidated Statement of Operations are as follows:

•
Selling, general, and administrative expenses includes $26 million in 2015 and $27 million in 2014 (including $16 million of acquisition costs) primarily related to professional advisory fees within the Williams Partners segment.

•
Selling, general, and administrative expenses includes $9 million in 2015 and $15 million in 2014 of related employee transition costs within the Williams Partners segment and $32 million in 2015 and $10 million in 2014 of general corporate expenses associated with integration and realignment of resources within the Other segment.

•	Operating and maintenance expenses includes $12 million in 2015 and $15 million in 2014 primarily related to employee transition costs within the Williams Partners segment.

•	Interest incurred includes transaction-related financing costs of $2 million in 2015 from the merger and $9 million in 2014 from the acquisition.
Additional Items
Certain additional items included in the Consolidated Statement of Operations are as follows:

•
Service revenues includes $173 million associated with the amortization of deferred income related to the restructuring of certain gas gathering contracts in the Barnett Shale and Mid-Continent regions within the Williams Partners segment. Service revenues also includes $58 million, $239 million, and $167 million recognized in the fourth quarter of 2016, 2015, and 2014, respectively, from minimum volume commitment fees in the Barnett Shale and Mid-Continent regions within the Williams Partners segment.

•	Selling, general, and administrative expenses and Operating and maintenance expenses include $42 million in 2016 of severance and other related costs.

•
Other income (expense) – net below Operating income (loss) includes $89 million, $95 million, and $44 million for equity AFUDC for 2016, 2015, and 2014, respectively, primarily within the Williams Partners segment.

•	Other income (expense) – net below Operating income (loss) includes a $14 million gain in 2015 resulting from the early retirement of certain debt within the Williams Partners segment.